Schedule of Investments (unaudited) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.5%
Atacadao SA	15,328	$55,190
Hapvida Participacoes e Investimentos S/A(a)	118,594	141,192
Klabin SA	18,768	72,292
Vale SA	7,711	103,949

		372,623

Canada — 2.6%
Alimentation Couche-Tard, Inc.	2,015	90,022
Barrick Gold Corp.	6,804	107,223
Cameco Corp.	3,317	85,428
Canadian Imperial Bank of Commerce	4,082	206,499
Canadian National Railway Co.	2,031	257,303
Canadian Tire Corp. Ltd., Class A	770	98,921
Franco-Nevada Corp.	1,485	190,149
Keyera Corp.	5,568	144,314
Loblaw Cos. Ltd.	817	74,372
Lululemon Athletica, Inc.(b)	413	128,241
Nuvei Corp.(a)(b)	1,967	68,754
TC Energy Corp.	4,023	214,478
TELUS Corp.	3,432	79,009
WSP Global, Inc.	661	79,751

		1,824,464

China — 6.5%
Agricultural Bank of China Ltd., Class H	525,000	173,156
Bank of China Ltd., Class H	564,000	200,550
Bank of Communications Co. Ltd., Class H	277,000	164,874
CECEP Solar Energy Co. Ltd., Class A(b)	37,200	49,229
China Construction Bank Corp., Class H	381,000	243,310
China Petroleum & Chemical Corp., Class H	306,000	144,266
China Resources Gas Group Ltd.	35,700	149,813
China Tower Corp. Ltd., Class H(a)	434,000	55,835
COSCO SHIPPING Holdings Co. Ltd., Class H	50,000	75,014
Country Garden Services Holdings Co. Ltd.	77,000	171,713
G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	68,467
Great Wall Motor Co. Ltd., Class H	100,500	159,324
Guanghui Energy Co. Ltd., Class A	150,600	217,637
Hua Hong Semiconductor Ltd.(a)(b)	16,000	47,923
Industrial & Commercial Bank of China Ltd., Class H	441,000	233,151
JD Health International, Inc.(a)(b)	16,700	126,670
Jiangsu King’s Luck Brewery JSC Ltd., Class A	12,400	80,458
JiuGui Liquor Co. Ltd., Class A	3,400	74,342
Kingboard Holdings Ltd.	43,500	127,268
Li Auto, Inc., ADR(b)	1,972	64,760
Livzon Pharmaceutical Group, Inc., Class A	18,400	86,576
Nongfu Spring Co. Ltd., Class H(a)	26,600	159,419
Pharmaron Beijing Co. Ltd., Class H(a)	8,400	68,339
SG Micro Corp., Class A	6,350	151,565
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	30,400	128,700
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,500	88,787
Shanxi Taigang Stainless Steel Co. Ltd., Class A	130,000	95,506
Shenzhen International Holdings Ltd.	140,500	129,413
Sichuan Yahua Industrial Group Co. Ltd., Class A	25,200	109,105
TBEA Co. Ltd., Class A	15,300	56,708
Tingyi Cayman Islands Holding Corp.	30,000	49,386
Wilmar International Ltd.	137,700	401,245
Yadea Group Holdings Ltd.(a)	52,000	112,145
Youngy Co. Ltd., Class A(b)	2,200	42,698

Security	Shares	Value

China (continued)
Zhongsheng Group Holdings Ltd.	10,500	$60,112
Zijin Mining Group Co. Ltd., Class H	150,000	175,772

		4,543,236

Denmark — 1.1%
DSV A/S	1,606	270,612
Novo Nordisk A/S, Class B	3,581	417,093
Pandora A/S	1,367	101,557

		789,262

France — 1.8%
Hermes International	132	181,097
LVMH Moet Hennessy Louis Vuitton SE	1,093	758,929
Societe Generale SA	4,341	97,266
TotalEnergies SE	4,809	245,631

		1,282,923

Hong Kong — 2.0%
CLP Holdings Ltd.	24,000	203,510
Hang Seng Bank Ltd.	6,700	108,075
HK Electric Investments & HK Electric Investments Ltd., Class SS	206,500	186,773
HKT Trust & HKT Ltd., Class SS	49,000	68,655
Hong Kong & China Gas Co. Ltd.	139,350	147,172
Jardine Matheson Holdings Ltd.	4,500	237,671
Link REIT	17,200	144,038
Orient Overseas International Ltd.	4,500	156,828
SITC International Holdings Co. Ltd.	46,000	156,627

		1,409,349

Ireland — 0.7%
Allegion PLC	1,751	185,081
Kingspan Group PLC	2,723	176,255
Seagate Technology Holdings PLC	1,786	142,844

		504,180

Italy — 0.5%
Ferrari NV	1,565	332,347

Japan — 7.4%
Astellas Pharma, Inc.	6,500	101,799
Chubu Electric Power Co., Inc.	16,800	179,213
Chugai Pharmaceutical Co. Ltd.	4,300	120,799
Dai Nippon Printing Co. Ltd.	5,900	130,197
Hirose Electric Co. Ltd.	1,000	143,665
Japan Post Bank Co. Ltd.	22,300	178,392
Kansai Electric Power Co., Inc.	13,500	136,873
KDDI Corp.	5,100	163,518
Keio Corp.	8,200	313,979
Keyence Corp.	500	198,171
Kikkoman Corp.	1,300	77,083
Kobayashi Pharmaceutical Co. Ltd.	1,700	113,254
Kyowa Kirin Co. Ltd.	5,900	139,094
Mazda Motor Corp.	19,000	160,162
Nihon M&A Center Holdings, Inc.	5,800	77,616
Nippon Telegraph & Telephone Corp.	10,800	308,505
Nomura Research Institute Ltd.	2,700	81,120
Odakyu Electric Railway Co. Ltd.	28,000	401,588
Oji Holdings Corp.	38,600	160,929
Oracle Corp. Japan	4,000	249,473
Osaka Gas Co. Ltd.	11,200	201,355
Otsuka Corp.	5,300	165,284
Otsuka Holdings Co. Ltd.	1,700	60,729
Recruit Holdings Co. Ltd.	9,200	343,832

1

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ricoh Co. Ltd.	11,900	$95,712
Shin-Etsu Chemical Co. Ltd.	900	115,285
Shionogi & Co. Ltd.	3,800	194,907
Terumo Corp.	2,600	88,773
Tobu Railway Co. Ltd.	3,700	87,856
Yamato Holdings Co. Ltd.	3,700	64,746
ZOZO, Inc.	15,300	330,506

		5,184,415

Luxembourg — 0.1%
ArcelorMittal SA	2,376	58,625

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV	68,014	423,822
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,562	161,281

		585,103

Netherlands — 1.0%
ASML Holding NV	1,197	687,985

Saudi Arabia — 0.7%
ACWA Power Co.	1,090	50,968
Dr Sulaiman Al Habib Medical Services Group Co.	1,641	90,037
SABIC Agri-Nutrients Co.	5,762	205,622
Saudi Telecom Co.	6,275	168,726

		515,353

Singapore — 0.2%
Singapore Telecommunications Ltd.	69,500	131,430

South Africa — 0.3%
Aspen Pharmacare Holdings Ltd.	4,881	42,778
Bid Corp. Ltd.	2,897	53,338
Kumba Iron Ore Ltd.	3,786	112,826

		208,942

South Korea — 2.0%
F&F Co. Ltd.	505	58,291
GS Engineering & Construction Corp.	2,691	61,864
Hana Financial Group, Inc.	8,646	247,764
Hyundai Heavy Industries Co. Ltd.(b)	1,004	97,162
Kakao Corp.	2,294	132,470
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	1,558	101,812
KT&G Corp.	1,100	69,332
LG Display Co. Ltd.	9,576	113,210
LG H&H Co. Ltd.	234	140,641
Samsung Fire & Marine Insurance Co. Ltd.	300	45,577
SK Telecom Co. Ltd.	7,641	315,385

		1,383,508

Sweden — 0.8%
Atlas Copco AB, A Shares	18,269	213,553
Epiroc AB, Class A	8,084	142,939
Hexagon AB, B Shares	18,873	222,221

		578,713

Switzerland — 2.2%
Alcon, Inc.	3,125	245,950
Lonza Group AG, Registered Shares	805	489,240
Nestle SA, Registered Shares	2,537	310,852
Sika AG, Registered Shares	923	228,062
Sonova Holding AG, Registered Shares	189	68,074
STMicroelectronics NV	5,182	196,105

		1,538,283

Taiwan — 3.7%
Chunghwa Telecom Co. Ltd.	74,000	300,264

Security	Shares	Value

Taiwan (continued)
CTBC Financial Holding Co. Ltd.	60,000	$46,096
Eva Airways Corp.(b)	156,000	178,995
Far EasTone Telecommunications Co. Ltd.	131,000	330,287
First Financial Holding Co. Ltd.	61,000	55,100
Globalwafers Co. Ltd.	4,000	60,593
Hua Nan Financial Holdings Co. Ltd.	248,000	191,857
Lite-On Technology Corp.	46,000	100,933
Mega Financial Holding Co. Ltd.	47,000	55,677
Nan Ya Printed Circuit Board Corp.	26,000	210,646
Taiwan Cooperative Financial Holding Co. Ltd.	296,170	271,539
Taiwan Mobile Co. Ltd.	46,000	156,100
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	342,991
Unimicron Technology Corp.	58,000	309,413

		2,610,491

United Kingdom — 1.1%
Auto Trader Group PLC(a)	24,047	185,391
Linde PLC(b)	803	242,506
Spirax-Sarco Engineering PLC	2,117	308,889

		736,786

United States — 57.8%
Abbott Laboratories	1,789	194,715
Adobe, Inc.(b)	456	187,015
Advance Auto Parts, Inc.	1,677	324,701
Advanced Micro Devices, Inc.(b)	225	21,256
AES Corp.	4,233	94,057
Agilent Technologies, Inc.	1,617	216,840
Airbnb, Inc., Class A(b)	1,143	126,850
Akamai Technologies, Inc.(b)	2,657	255,657
Alphabet, Inc., Class C(b)	3,872	451,630
Altair Engineering, Inc., Class A(b)	4,794	282,415
Altria Group, Inc.	9,782	429,038
American Express Co.	420	64,688
American Tower Corp.	553	149,769
Amgen, Inc.	1,545	382,341
ANSYS, Inc.(b)	1,474	411,231
Applied Materials, Inc.	1,132	119,969
Automatic Data Processing, Inc.	732	176,500
AutoZone, Inc.(b)	212	453,127
Baker Hughes Co.	11,971	307,535
Bill.Com Holdings, Inc.(b)	946	127,786
BioMarin Pharmaceutical, Inc.(b)	769	66,172
Boeing Co.(b)	541	86,187
Booking Holdings, Inc.(b)	215	416,173
Bristol-Myers Squibb Co.	1,652	121,885
Brown-Forman Corp., Class B	4,947	367,166
Cadence Design Systems, Inc.(b)	3,205	596,386
Cboe Global Markets, Inc.	684	84,392
Centene Corp.(b)	1,677	155,911
CF Industries Holdings, Inc.	1,292	123,373
Charter Communications, Inc., Class A(b)	519	224,260
Cheniere Energy, Inc.	952	142,400
Cigna Corp.	734	202,114
Cintas Corp.	531	225,935
Cisco Systems, Inc.	8,244	374,030
CME Group, Inc.	1,961	391,180
CMS Energy Corp.	2,824	194,094
Cognex Corp.	2,469	125,870
Comcast Corp., Class A	11,642	436,808
Consolidated Edison, Inc.	222	22,038
Constellation Energy Corp.	1,273	84,145
Copart, Inc.(b)	1,218	156,026

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Costco Wholesale Corp.	1,374	$743,746
Crowdstrike Holdings, Inc., Class A(b)	2,133	391,619
Crown Castle International Corp.	1,647	297,547
Datadog, Inc., Class A(b)	2,568	261,962
DaVita, Inc.(b)	4,500	378,720
Dollar General Corp.	375	93,161
Dominion Energy, Inc.	4,190	343,496
Domino’s Pizza, Inc.	269	105,478
Dow, Inc.	3,100	164,951
Duke Energy Corp.	1,861	204,580
Dynatrace, Inc.(b)	2,119	79,738
eBay, Inc.	4,162	202,398
Edwards Lifesciences Corp.(b)	2,783	279,803
Electronic Arts, Inc.	2,078	272,696
Elevance Health, Inc.	313	149,332
Emerson Electric Co.	3,761	338,753
Equinix, Inc.	112	78,819
Essex Property Trust, Inc.	707	202,577
Eversource Energy	5,713	504,001
Expedia Group, Inc.(b)	2,555	270,958
Extra Space Storage, Inc.	808	153,132
FactSet Research Systems, Inc.	273	117,303
Fidelity National Financial, Inc.	2,129	85,075
FleetCor Technologies, Inc.(b)	344	75,711
Floor & Decor Holdings, Inc., Class A(b)	2,234	179,993
General Dynamics Corp.	1,356	307,365
Genuine Parts Co.	546	83,467
Gilead Sciences, Inc.	13,214	789,536
Globalfoundries, Inc.(b)	707	36,396
GoDaddy, Inc., Class A(b)	3,487	258,666
Hasbro, Inc.	868	68,329
Healthpeak Properties, Inc.	4,120	113,836
HubSpot, Inc.(b)	222	68,376
Incyte Corp.(b)	4,173	324,159
Intercontinental Exchange, Inc.	4,052	413,263
Intuit, Inc.	1,150	524,595
Intuitive Surgical, Inc.(b)	793	182,525
Johnson & Johnson	1,027	179,232
Juniper Networks, Inc.	5,100	142,953
Keurig Dr Pepper, Inc.	8,900	344,786
Keysight Technologies, Inc.(b)	563	91,544
Kimberly-Clark Corp.	1,699	223,911
Kinder Morgan, Inc.	7,214	129,780
Liberty Broadband Corp., Class C(b)	1,315	143,243
Live Nation Entertainment, Inc.(b)	1,492	140,233
Lockheed Martin Corp.	667	276,011
Lowe’s Cos., Inc.	3,382	647,754
Lumen Technologies, Inc.	5,105	55,593
MarketAxess Holdings, Inc.	347	93,961
Marsh & McLennan Cos., Inc.	2,334	382,683
Masimo Corp.(b)	1,452	209,930
Mastercard, Inc., Class A	3,135	1,109,132
Merck & Co., Inc.	7,888	704,714
Mettler-Toledo International, Inc.(b)	51	68,836
Micron Technology, Inc.	329	20,352
Microsoft Corp.	3,803	1,067,654
Mid-America Apartment Communities, Inc.	390	72,435
Molina Healthcare, Inc.(b)	459	150,423
Motorola Solutions, Inc.	370	88,278
NetApp, Inc.	2,611	186,243
Netflix, Inc.(b)	202	45,430

Security	Shares	Value

United States (continued)
New Relic, Inc.(b)	1,176	$71,348
Newmont Corp.	7,659	346,799
NextEra Energy, Inc.	3,450	291,490
NIKE, Inc., Class B	2,536	291,437
Norfolk Southern Corp.	557	139,902
ONEOK, Inc.	3,628	216,737
O’Reilly Automotive, Inc.(b)	291	204,745
Otis Worldwide Corp.	4,376	342,072
Paycom Software, Inc.(b)	510	168,550
PepsiCo, Inc.	5,221	913,466
Pfizer, Inc.	2,109	106,526
Public Service Enterprise Group, Inc.	5,348	351,203
Qualcomm, Inc.	257	37,280
Quest Diagnostics, Inc.	2,467	336,918
Regeneron Pharmaceuticals, Inc.(b)	245	142,514
Republic Services, Inc.	4,109	569,754
RingCentral, Inc., Class A(b)	5,192	256,952
Roper Technologies, Inc.	298	130,128
S&P Global, Inc.	1,298	489,255
Salesforce, Inc.(b)	1,851	340,621
SBA Communications Corp.	942	316,314
Seagen, Inc.(b)	2,136	384,437
ServiceNow, Inc.(b)	983	439,067
Snowflake, Inc., Class A(b)	2,393	358,735
Splunk, Inc.(b)	1,771	184,025
SS&C Technologies Holdings, Inc.	910	53,845
Synchrony Financial	2,560	85,709
Target Corp.	767	125,312
Thermo Fisher Scientific, Inc.	277	165,760
T-Mobile U.S., Inc.(b)	1,045	149,498
Tractor Supply Co.	770	147,440
TransDigm Group, Inc.(b)	398	247,691
Travelers Cos., Inc.	1,262	200,279
Twilio, Inc., Class A(b)	570	48,336
U.S. Bancorp	3,286	155,099
United Rentals, Inc.(b)	364	117,452
UnitedHealth Group, Inc.	885	479,971
Vail Resorts, Inc.	453	107,420
Veeva Systems, Inc., Class A(b)	456	101,952
VeriSign, Inc.(b)	2,366	447,553
Verisk Analytics, Inc.	1,863	354,436
Verizon Communications, Inc.	17,654	815,438
Vertex Pharmaceuticals, Inc.(b)	1,122	314,620
Viatris, Inc.	19	184
Visa, Inc., Class A	790	167,567
VMware, Inc., Class A	631	73,322
Walmart, Inc.	1,891	249,707
Walt Disney Co.(b)	1,447	153,527
Warner Bros Discovery, Inc.(b)	606	9,090
Waste Connections, Inc.	3,950	526,811
Waste Management, Inc.	3,794	624,341
WEC Energy Group, Inc.	3,940	409,011
West Pharmaceutical Services, Inc.	708	243,240
Weyerhaeuser Co.	3,964	143,972
Willis Towers Watson PLC	497	102,849
Workday, Inc., Class A(b)	3,153	489,030
Xcel Energy, Inc.	2,676	195,830

3

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis, Inc.	1,659	$302,850
Zscaler, Inc.(b)	1,172	181,730

		40,515,985

Total Common Stocks — 93.8% (Cost: $66,371,731)		65,794,003

Preferred Securities

Preferred Stocks — 0.1%

Brazil — 0.1%
Petroleo Brasileiro SA, Preference Shares	12,937	85,386

Total Preferred Securities — 0.1% (Cost: $80,549)		85,386

Total Long-Term Investments — 93.9% (Cost: $66,452,280)		65,879,389

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.76%(c)(d)	4,225,678	4,225,678

Total Short-Term Securities — 6.0% (Cost: $4,225,678)		4,225,678

Total Investments — 99.9% (Cost: $70,677,958)		70,105,067

Other Assets Less Liabilities — 0.1%		51,436

Net Assets — 100.0%		$70,156,503

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,460,212	$—	$(4,234,534	)(a)	$—	$—	$4,225,678	4,225,678	$9,973	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	31	08/25/22	$1,075	$52,806

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	306,213,326	USD	2,288,420	Deutsche Bank AG	09/15/22	$15,545
USD	560,730	EUR	535,094	BNP Paribas SA	09/15/22	12,160
USD	2,026,774	EUR	1,934,111	BNP Paribas SA	09/15/22	43,955

						71,660

HKD	10,484,276	USD	1,338,771	Citibank N.A.	09/15/22	(1,368)
INR	7,812,000	USD	99,059	Citibank N.A.	09/15/22	(967)
INR	217,087,589	USD	2,753,227	Citibank N.A.	09/15/22	(27,361)

						(29,696)

						$41,964

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/24/23 – 07/03/25	$ (2,284,116)	$(232,086	)(c)	$(2,508,196)	11.1%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(2,572,223)	106,287	(e)	(2,462,921)	18.5

					$(125,799)		$(4,971,117)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(8,006) of net dividends and financing fees.
(e)	Amount includes $(3,015) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-125 basis points	15-150 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023, March 24, 2025, June 6, 2025, June 26, 2025 and July 3, 2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
QBE Insurance Group Ltd.	8,195	$66,262	(2.6)%

Belgium
KBC Group NV	1,769	92,655	(3.7)

China
Cie Financiere Richemont SA, Registered A Shares	950	114,549	(4.6)

Security	Shares	Value	% of Basket Value

China (continued)
Givaudan SA	22	$76,902	(3.0)%
Novartis AG	6,648	571,260	(22.8)
Swisscom AG	734	396,828	(15.8)
VAT Group AG	217	63,184	(2.5)

		1,222,723

Denmark
Fresenius Medical Care AG & Co KGaA	3,011	111,628	(4.5)

Finland
Fortum Oyj	19,266	216,247	(8.6)

5

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

France
Carrefour SA	7,639	$130,184	(5.2)%
Engie SA	5,700	70,522	(2.8)

		200,706

Italy
Coca-Cola HBC AG	4,118	101,351	(4.0)
Recordati Industria Chimica e Farmaceutica SpA	2,697	119,610	(4.8)

		220,961

Netherlands
Adyen NV	62	111,524	(4.5)
OCI NV	2,242	77,835	(3.1)

		189,359

Sweden
Industrivarden AB, A Shares	2,448	63,873	(2.6)
Swedbank AB, A Shares	4,973	68,877	(2.7)
Swedish Orphan Biovitrum AB	2,655	58,307	(2.3)
Telefonaktiebolaget LM Ericsson, B Shares	33,581	255,425	(10.2)

		446,482

Total Reference Entity — Long		2,767,023

Reference Entity — Short

Common Stocks

Brazil
Cosan SA	(27,973)	(100,937)	4.0

Canada
Lightspeed Commerce Inc.	(12,428)	(266,699)	10.6

China
Bachem Holding AG, Registered B Shares	(1,474)	(99,397)	4.0
China Power International Development Ltd.	(95,000)	(53,815)	2.1
China Vanke Co Ltd, H Shares	(56,500)	(107,467)	4.3
Prosus NV	(4,122)	(268,899)	10.7
Tongcheng Travel Holdings Ltd.	(21,200)	(40,526)	1.6
Zhaojin Mining Industry Co Ltd, H Shares	(56,500)	(53,967)	2.2
ZhongAn Online P&C Insurance Co Ltd, H Shares	(59,300)	(150,576)	6.0

		(774,647)

Denmark
Siemens Healthineers AG	(2,949)	(151,117)	6.0

France
Adevinta ASA	(21,839)	(166,071)	6.6
Alstom SA	(6,531)	(155,214)	6.2

		(321,285)

Ireland
AerCap Holdings NV	(3,282)	(147,231)	5.9

Italy
Telecom Italia SpA/Milano	(273,517)	(60,682)	2.4

Japan
JSR Corp.	(7,200)	(199,425)	8.0

Mexico
Grupo Financiero Inbursa SAB de CV	(52,106)	(95,953)	3.8

Security	Shares	Value	% of Basket Value

Netherlands
Aegon NV	(40,598)	$(178,315)	7.1%
ASM International NV	(344)	(105,667)	4.2

		(283,982)

Poland
KGHM Polska Miedz SA	(4,637)	(116,239)	4.6

South Africa
Impala Platinum Holdings Ltd.	(8,522)	(94,488)	3.8

South Korea
Hanwha Solutions Corp.	(2,811)	(94,971)	3.8
SK IE Technology Co Ltd.	(1,800)	(113,948)	4.5

		(208,919)

Sweden
Electrolux AB, B Shares	(7,890)	(113,804)	4.6
Fastighets AB Balder, B Shares	(38,993)	(249,090)	9.9
Nibe Industrier AB, Registered B Shares	(9,748)	(98,202)	3.9

		(461,096)

United States
Affirm Holdings Inc.	(11,101)	(297,951)	11.9
AppLovin Corp, Class A	(2,352)	(83,590)	3.3
Carvana Co.	(6,799)	(198,191)	7.9
Clarivate PLC	(11,181)	(162,013)	6.5
Franklin Resources Inc.	(3,461)	(95,004)	3.8
International Business Machines Corp.	(1,590)	(207,956)	8.3
LPL Financial Holdings Inc.	(594)	(124,692)	5.0
Monolithic Power Systems Inc.	(185)	(85,973)	3.4
Occidental Petroleum Corp.	(852)	(56,019)	2.2
Plug Power Inc.	(10,978)	(234,271)	9.3
PPG Industries Inc.	(1,135)	(146,744)	5.9
STERIS PLC	(1,330)	(300,115)	12.0

		(1,992,519)

Total Reference Entity — Short		(5,275,219)

Net Value of Reference Entity — Citibank N.A.		$(2,508,196)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Endeavour Group Ltd/Australia	31,038	$172,926	(7.0)%
Insurance Australia Group Ltd.	34,745	109,327	(4.5)
Treasury Wine Estates Ltd.	7,180	61,892	(2.5)
Woolworths Group Ltd.	2,135	56,170	(2.3)

		400,315

Belgium
Proximus SADP	17,764	246,156	(10.0)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

China
Sika AG	677	$167,278	(6.8)%
Temenos AG	2,191	173,905	(7.0)

		341,183

Denmark
Deutsche Boerse AG	626	109,278	(4.4)
Fresenius SE & Co KGaA	3,184	81,475	(3.3)
Novo Nordisk A/S, B Shares	1,451	169,003	(6.9)
SAP SE	4,664	435,024	(17.7)
Siemens AG	1,551	173,005	(7.0)
Telefonica Deutschland Holding AG	51,859	137,874	(5.6)
Uniper SE	19,732	131,837	(5.3)
United Internet AG, Registered Share	3,048	80,288	(3.3)

		1,317,784

France
Hermes International	176	241,462	(9.8)
La Francaise des Jeux SAEM	3,134	111,940	(4.5)
Pernod Ricard SA	798	156,763	(6.4)

		510,165

Italy
FinecoBank Banca Fineco SpA	9,312	115,729	(4.7)

Netherlands
Heineken NV	1,808	178,245	(7.2)
Koninklijke Ahold Delhaize NV	21,023	578,947	(23.5)
Wolters Kluwer NV	970	105,344	(4.3)

		862,536

Poland
Allegro.eu SA	16,000	87,023	(3.5)
Polskie Gornictwo Naftowe i Gazownictwo SA	101,492	151,659	(6.2)

		238,682

Sweden
Telia Co AB	30,558	112,892	(4.6)

United Kingdom
Admiral Group PLC	4,400	102,835	(4.2)

United States
Nestle SA	910	111,500	(4.5)
Roche Holding AG	2,627	872,176	(35.4)
Roche Holding AG	205	83,571	(3.4)

		1,067,247

Total Reference Entity — Long		5,315,524

Reference Entity — Short

Common Stocks

Brazil
Localiza Rent a Car SA.	(6,600)	(73,486)	3.0
Magazine Luiza SA	(394,671)	(196,798)	8.0

		(270,284)

Canada
BlackBerry Ltd.	(22,498)	(138,268)	5.6
CAE Inc.	(2,422)	(64,080)	2.6

		(202,348)

China
AAC Technologies Holdings Inc.	(32,500)	(63,012)	2.6
Bilibili Inc, Class Z	(9,620)	(235,144)	9.5

Security	Shares	Value	% of Basket Value

China (continued)
Dongyue Group Ltd.	(41,000)	$(44,593)	1.8%
GDS Holdings Ltd, Class A	(14,000)	(47,952)	1.9
Kuaishou Technology	(6,400)	(64,348)	2.6
Microport Scientific Corp.	(133,200)	(314,064)	12.8
Shandong Gold Mining Co Ltd, H Shares	(69,250)	(120,584)	4.9
Smoore International Holdings Ltd.	(21,000)	(48,498)	2.0
Xiaomi Corp.	(216,000)	(339,722)	13.8
Xinyi Solar Holdings Ltd.	(24,000)	(40,771)	1.7
Xtep International Holdings Ltd.	(115,000)	(187,022)	7.6
Zhuzhou CRRC Times Electric Co Ltd.	(26,500)	(113,800)	4.6

		(1,619,510)

Denmark
Vonovia SE	(3,395)	(113,121)	4.6

Japan
Makita Corp.	(3,700)	(90,422)	3.7
Mitsubishi HC Capital Inc.	(25,700)	(124,540)	5.0
Renesas Electronics Corp.	(10,900)	(103,821)	4.2

		(318,783)

Mexico
America Movil SAB de CV, Series L	(52,100)	(49,581)	2.0

Poland
CD Projekt SA	(2,043)	(40,176)	1.6

South Africa
Capitec Bank Holdings Ltd.	(500)	(60,088)	2.5
Northam Platinum Holdings Ltd.	(4,457)	(47,310)	1.9

		(107,398)

South Korea
Delivery Hero SE	(4,507)	(217,446)	8.8
HYBE Co Ltd.	(687)	(93,289)	3.8
Iljin Materials Co Ltd.	(3,227)	(183,414)	7.4
LG Electronics Inc.	(1,812)	(132,172)	5.4
NCSoft Corp.	(456)	(131,004)	5.3
POSCO Chemical Co Ltd.	(3,928)	(398,658)	16.2

		(1,155,983)

Taiwan
China Development Financial Holding Corp.	(119,000)	(51,514)	2.1

United Kingdom
Just Eat Takeaway.com NV	(12,062)	(221,087)	9.0
Ocado Group PLC	(12,121)	(124,607)	5.0

		(345,694)

United States
Analog Devices Inc.	(793)	(136,364)	5.5
Apollo Global Management Inc.	(1,205)	(68,806)	2.8
CarMax Inc.	(1,231)	(122,534)	5.0
Cleveland-Cliffs Inc.	(11,653)	(206,375)	8.4
Coterra Energy Inc.	(3,536)	(108,166)	4.4
DISH Network Corp, A Shares	(13,644)	(236,996)	9.6
Dollar Tree Inc.	(1,146)	(189,503)	7.7
Insulet Corp.	(653)	(161,813)	6.6
Jazz Pharmaceuticals PLC	(629)	(98,162)	4.0
KKR & Co Inc.	(1,266)	(70,212)	2.8
Las Vegas Sands Corp.	(7,668)	(289,007)	11.7
Lyft Inc, A Shares	(2,993)	(41,483)	1.7
Marvell Technology Inc.	(2,397)	(133,465)	5.4
Novocure Ltd.	(3,118)	(211,993)	8.6
Paramount Global, Class B	(5,894)	(139,393)	5.7

7

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Pinterest Inc, Class A	(7,328)	$(142,749)	5.8%
PulteGroup Inc.	(6,041)	(263,508)	10.7
Rivian Automotive Inc, A Shares	(3,153)	(108,148)	4.4
Roku Inc.	(1,730)	(113,350)	4.6
RPM International Inc.	(1,141)	(103,146)	4.2
Steel Dynamics Inc.	(2,254)	(175,542)	7.1
Teladoc Health Inc.	(2,374)	(87,482)	3.6
Unity Software Inc.	(1,794)	(67,078)	2.7
Zillow Group Inc.	(4,430)	(154,518)	6.3
Zoom Video Communications Inc, A Shares	(715)	(74,260)	3.0

		(3,504,053)

		(7,778,445)

Security	Shares	Value	% of Basket Value

United States (continued)

Rights

China
Microport	(49)	$0	0.0%

Total Reference Entity — Short		(7,778,445)

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$(2,462,921)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$372,623	$—	$—	$372,623
Canada	1,824,464	—	—	1,824,464
China	64,760	4,478,476	—	4,543,236
Denmark	—	789,262	—	789,262
France	—	1,282,923	—	1,282,923
Hong Kong	186,773	1,222,576	—	1,409,349
Ireland	327,925	176,255	—	504,180
Italy	—	332,347	—	332,347
Japan	—	5,184,415	—	5,184,415
Luxembourg	—	58,625	—	58,625
Mexico	585,103	—	—	585,103
Netherlands	—	687,985	—	687,985
Saudi Arabia	—	515,353	—	515,353
Singapore	—	131,430	—	131,430

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) July 31, 2022	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
South Africa	$53,338	$155,604	$—	$208,942
South Korea	—	1,383,508	—	1,383,508
Sweden	—	578,713	—	578,713
Switzerland	—	1,538,283	—	1,538,283
Taiwan	—	2,610,491	—	2,610,491
United Kingdom	242,506	494,280	—	736,786
United States	40,515,985	—	—	40,515,985
Preferred Securities
Preferred Stocks	85,386	—	—	85,386
Short-Term Securities
Money Market Funds	4,225,678	—	—	4,225,678

	$48,484,541	$21,620,526	$—	$70,105,067

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$159,093	$—	$159,093
Foreign Currency Exchange Contracts	—	71,660	—	71,660
Liabilities
Equity Contracts	—	(232,086)	—	(232,086)
Foreign Currency Exchange Contracts	—	(29,696)	—	(29,696)

	$—	$(31,029)	$—	$(31,029)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

USD	United States Dollar

9